Transactions With Related Parties, Family Trading Inc (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 06, 2023	Dec. 31, 2022
Transactions with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)		3,659,627	0	0		5,864,200
Series E Shares [Member]
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)		0
Dividends declared		$ 1,001
Preferred stock, shares outstanding (in shares)					13,452
Common shares that would be issued upon conversion (in shares)					2,930,718
Related Party [Member] | Family Trading [Member] | Series E Shares [Member]
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)	27,129
Dividends declared		$ 1,001
Preferred stock, shares outstanding (in shares)					13,452